Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and demand deposits with banks - Non-interest bearing	$ 93,145	$ 91,826
Demand deposits with banks - Interest bearing	165,741	151,104
Cash equivalents - Interest bearing	1,739,226	1,403,718
Cash and cash equivalents	1,998,112	1,646,648
Securities purchased under agreements to resell	1,205,373	187,274
Short-term investments	580,026	1,038,037
Investment in securities
Available-for-sale investments	2,272,486	1,831,129
Held-to-maturity	3,240,290	3,461,097
Total investment in securities	5,512,776	5,292,226
Loans
Loans	4,499,300	4,771,608
Allowance for credit losses	(25,709)	(25,759)
Loans, net of allowance for credit losses	4,473,591	4,745,849
Premises, equipment and computer software, net	153,782	154,362
Goodwill	23,617	24,107
Other intangible assets, net	65,992	74,800
Equity method investments	6,594	7,063
Other real estate owned, net	0	450
Accrued interest and other assets	211,533	203,204
Total assets	14,231,396	13,374,020
Deposits
Non-interest bearing	2,687,877	2,656,659
Interest bearing	10,058,032	9,330,049
Total deposits	12,745,909	11,986,708
Securities sold under agreements to repurchase	92,562	0
Employee benefit plans	83,589	88,694
Accrued interest and other liabilities	189,799	196,531
Total other liabilities	365,950	285,225
Long-term debt	98,725	98,490
Total liabilities	13,210,584	12,370,423
Commitments, contingencies and guarantees (Note 12)
Shareholders' equity
Common share capital (BMD 0.01 par; authorized voting ordinary shares 2,000,000,000 and non-voting ordinary shares 6,000,000,000) issued and outstanding: 43,537,979 (2023: 47,529,045)	435	475
Additional paid-in capital	916,394	988,904
Retained earnings	422,461	342,520
Less: treasury common shares, at cost: 619,212 (2023: 619,212)	(23,063)	(18,104)
Accumulated other comprehensive income (loss)	(295,415)	(310,198)
Total shareholders’ equity	1,020,812	1,003,597
Total liabilities and shareholders’ equity	$ 14,231,396	$ 13,374,020